DREYFUS MUNICIPAL BOND FUND, INC.
LETTER TO SHAREHOLDERS
    We are pleased to provide you with this report on the Dreyfus Municipal Bond Fund, Inc. for its semi-annual reporting period ended February 28, 1997. Your Fund produced a total return during this period, including bond price changes and interest income, of 4.47%* and an annualized tax-free distribution rate per share of 5.40%.**
ECONOMIC REVIEW
    With the economy nearing the end of its sixth year of expansion, inflation still remains quiescent despite the robust rate of new job creation and low unemployment. Because of the relatively tight labor market, the potential inflationary consequences of increased wage demands have been of growing concern to Federal Reserve Board Chairman Alan Greenspan and other members of the Federal Open Market Committee ("FOMC," the policy-making arm of the Federal Reserve Board). In recent testimony to the Senate Banking Committee, Chairman Greenspan spoke very directly about the possibility of the FOMC raising interest rates, despite the absence of any clear sign of accelerating inflation. The Federal Reserve last changed its interest rate policy on January 31, 1996 when it reduced both the Federal Funds target rate and the Discount Rate. Since then, the economy has continued to advance.
    Gains in worker productivity along with job security worries have been keeping wage increases modest and noninflationary. Yet there are signs that this wage restraint may be ending. Recent data suggest a tightening in the labor market. Growing numbers of workers appear willing to quit current jobs, more confident now that there are better positions available elsewhere. In reaction to this, companies could be under pressure to raise compensation levels. With this in mind, the recent comment by Chairman Greenspan warrants attention: "Given the lags with which monetary policy affects the economy, however, we cannot rule out a situation in which a preemptive policy tightening may become appropriate before any sign of actual inflation becomes evident." The lack of price pressure was particularly apparent in the fourth quarter increase in the GDP price deflator, the government's broadest measure of inflation: its 1.4% annual pace was the lowest rate of increase in 30 years.
    With such low inflation accompanying the strong growth in new jobs, consumer optimism remains high. The Research Board's Index of Consumer Confidence reported that popular opinion about the state of the economy reached a 27-year high in February. Since consumers account for two thirds of economic activity, their collective attitude is an important indicator of future economic momentum. Yet, despite this high level of consumer optimism, retail sales growth remained modest, although signs of strengthening are appearing.
    While it is possible that a retrenchment in consumer spending could result in an economic slowdown without a change in Federal Reserve monetary policy, it is likely that the continued strong growth in new jobs and the low unemployment rate will lead to labor shortages that could trigger inflationary wage increases. We take Chairman Greenspan at his word and are mindful of the possibility of a preemptive tightening in monetary policy. MARKET ENVIRONMENT
    The municipal bond market endured a significant amount of volatility during the past six months. Similar to today's market environment, six months ago at this time interest rates were on the rise, as the markets braced for a possible tightening of interest rates by the Federal Reserve Board. After waffling during the summer, the bond markets staged a significant rally late in the year as the economic and inflation data proved to be less robust than feared earlier. However, just during the past few months, bond yields have gyrated in a rather wide range. Today, the bears are back in control: the economy is stronger and a tightening of monetary policy is a possibility. At the time of our last letter, the bond markets were in a bullish mode.
    The political climate in Washington is also weighing on the markets. Investors had been counting on a bipartisan compromise on a balanced budget agreement and a possible cut in the capital gains tax rate. Today, the odds of either happening anytime soon appear less likely. Therefore, it looks as though this year's budget wrangling could become protracted.
    The past two years produced far better returns for equity holders than for bond owners. When viewing the record levels attained by most stock indices, many people question the sustainability of the market at current levels. Certainly, the Federal Reserve Chairman is concerned having, on more than one occasion, publicly questioned the stock market's "irrational exuberance." While the implications for the bond markets are uncertain, there is a general feeling that any sustained sell-off in stocks could spur investors to shift more money into bonds. The rise in long-term yields makes bonds more attractive today.
THE PORTFOLIO
    In response to a strengthening economy, the portfolio's duration was lengthened during the last half of 1996, amid signs that the economic rebound was not as strong as originally believed. In view of the premium afforded by the market for securities bearing good structure (i.e., call protection, duration, and liquidity), the Fund moved a significant portion of its portfolio into these types of bonds, and will continue to do so when appropriate.
    At the present time, the portfolio has adopted a defensive posture. The possibility of a hike in short-term interest rates looks more likely with the announcement of each new piece of economic data. The Fed has stated its intention to strike preemptively, if necessary. After such a long period of uninterrupted economic expansion with no inflation pressures, we believe it is prudent to heed the warning signals. While maintaining a shorter than normal duration (7.5 years), we continue to look for those bonds that will increase the Fund's tax-exempt dividend yield. In short, we are willing to bet that, at least over the near term, the market will be buffeted by rising interest rates, an increase in the supply of new bond issuance, and tepid investor demand.
    The axiom of capital preservation is foremost in our decision-making presently. We do see the risk of higher interest rates this year. However, the economy has displayed the ability to sustain its record of steady expansion without as yet exhibiting any significant pricing pressures that might lead to higher inflation. We see no reason why this pattern of moderate growth can't continue in the future with or without the Fed applying some restraint by raising short rates. For this reason we feel good about the prospects for bond markets going forward and continue to recommend that all investors maintain a long-term perspective.
                                  Very truly yours,
                          [Richard J. Moynihan signature logo]
                                  Richard J. Moynihan
                                  Director, Municipal Securities Division
                                  The Dreyfus Corporation
March 17, 1997
New York, N.Y.

* Total return includes reinvestment of dividends and any capital gains paid.
**       Distribution rate per share is based upon dividends per share paid from net investment income during the period (annualized), divided by the net asset value per share at the end of the period, adjusted for any capital gain distributions.

DREYFUS MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS                                                                           FEBRUARY 28, 1997 (UNAUDITED)
                                                                                                      Principal
Long-Term Municipal Investments-99.9%                                                                   Amount         Value
                                                                                                       --------      --------
Alabama-2.4%
Alabama Housing Finance Authority, SFMR:
  6.45%, 10/1/2025..........................................................                  $       7,970,000   $ 8,195,471
  6.10%, 10/1/2027..........................................................                         10,125,000    10,209,645
Alabama Industrial Development Authority, SWDR (Pine City Fiber Co.):
  6.45%, 12/1/2023..........................................................                         16,000,000    16,207,200
  6.45%, 12/1/2023..........................................................                         23,000,000    23,088,090
Industrial Development Board of the Town of Courtland, SWDR
  (Champion International Corp. Project)
  7%, 11/1/2022.............................................................                          8,100,000     8,528,895
West Jefferson Industrial Development Board, PCR, Refunding
  (Alabama Power Co.- Miller Plant) 6.05%, 5/1/2023 (Insured; MBIA).........                         15,000,000    15,220,650
Alaska-1.2%
Alaska Housing Finance Corp.
  (Collateralized Veterans Mortgage Program)
  6.375%, 12/1/2027.........................................................                          9,135,000     9,372,419
Anchorage, Electric Utility Revenue:
  (Municipal Light and Power) 5.125%, 12/1/2026 (Insured; AMBAC)............                         25,060,000    23,189,772
  Refunding 6.50%, 12/1/2015 (Insured; MBIA)................................                          6,135,000     6,889,114
California-6.7%
Airport Commission City and County of San Francisco
  (San Francisco International Airport):
    6.50%, 5/1/2015 (Insured; FGIC).........................................                         10,100,000    10,918,807
    5.50%, 5/1/2026 (Insured; MBIA).........................................                          9,910,000     9,473,068
California, Refunding 5.25%, 6/1/2017 (Insured; FGIC).......................                         11,640,000    11,251,690
California Higher Education Loan Authority, Inc.,
  Student Loan Revenue, Refunding 6.50%, 6/1/2005...........................                         19,250,000    20,718,197
Duarte, COP (City of Hope Medical Center)
  6.25%, 4/1/2023...........................................................                         26,000,000    26,285,740
Los Angeles Harbor Department, Revenue 5.375%, 11/1/2023....................                          9,000,000     8,454,240
Orange County, Recovery COP, Refunding:
  5.875%, 7/1/2019 (Insured; MBIA)..........................................                         21,000,000    21,328,440
  6%, 7/1/2026 (Insured; MBIA)..............................................                         31,500,000    32,371,290
Sacramento Municipal Utility District, Electric Revenue, Refunding
  6%, 2/1/2017..............................................................                         10,000,000    10,001,600
San Diego County, COP, Refunding (Interim Justice Facilities Project) 6.50%, 8/1/2007                 9,805,000    10,460,856
San Francisco State Building Authority, LR (San Francisco Civic Center
Complex):
  5.25%, 12/1/2016 (Insured; AMBAC).........................................                         12,175,000    11,745,953
  5.25%, 12/1/2021 (Insured; AMBAC).........................................                         31,500,000    29,848,455
Santa Rosa, Wastewater Revenue, Refunding (Subregional Wastewater Project)
  5%, 9/1/2022 (Insured; FGIC)..............................................                          7,000,000     6,402,270
University of California, HR (University of California-Davis Medical Center)
  5.75%, 7/1/2014 (Insured; AMBAC)..........................................                         12,160,000    12,407,821

DREYFUS MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                                FEBRUARY 28, 1997 (UNAUDITED)
                                                                                                       Principal
Long-Term Municipal Investments (continued)                                                             Amount         Value
                                                                                                       --------      --------
Colorado-2.3%
Arapahoe County Capital Improvement Trust Fund, Highway Revenue (E-470 Project)
  7%, 8/31/2026.............................................................                   $     18,025,000  $ 19,903,205
City and County of Denver:
  Airport Revenue:
    7.25%, 11/15/2023.......................................................                         25,765,000    27,882,625
    Refunding 5.50%, 11/15/2025 (Insured; MBIA).............................                         17,500,000    16,874,900
  Special Facilities Airport Revenue (United Airlines Project)
    6.875, 10/1/2032........................................................                         10,000,000    10,501,700
Connecticut-1.6%
Connecticut Housing Finance Authority (Housing Mortgage Finance Program):
  6.70%, 11/15/2012.........................................................                          3,815,000     4,028,106
  6.30%, 5/15/2024..........................................................                          8,000,000     8,210,320
  6.50%, 5/15/2027..........................................................                         18,100,000    18,683,906
Connecticut Resource Recovery Authority
  (American Fuel Co. Project) 6.45%, 11/15/2022.............................                          7,325,000     7,592,509
Mashantucket Western Pequot Tribe, Special Revenue
  6.40%, 9/1/2011 (a).......................................................                         15,000,000    15,601,050
Delaware-.5%
Delaware Economic Development Authority, Water Development Revenue
  (Wilmington Suburban Water Corp. Project) 6.80%, 12/1/2023................                          8,000,000     8,457,360
Delaware Housing Authority, Senior SFMR
  6.45%, 1/1/2026...........................................................                          8,085,000     8,242,981
District of Columbia-2.1%
Metropolitan Washington Airports Authority, Airport System Revenue:
  6.625%, 10/1/2012 (Insured; MBIA).........................................                         40,400,000    43,858,644
  6.625%, 10/1/2019 (Insured; MBIA).........................................                         23,600,000    25,381,564
Florida-4.5%
Brevard County Housing Finance Authority, SFMR 6.80%, 3/1/2028..............                          5,885,000     6,131,993
Collier County School Board, COP 5%, 2/15/2016 (Insured; FSA)...............                          6,500,000     6,116,500
Florida Board of Education, Public Education Capital Outlay:
  5.25%, 6/1/2016...........................................................                          9,435,000     9,161,574
  5.25%, 6/1/2017...........................................................                          9,965,000     9,667,943
Florida Community Services Corp. Walton County, Water and Sewer Revenue
  (South Walton County Regional Utility):
    6.95%, 3/1/2012.........................................................                          3,000,000     3,334,320
    7%, 3/1/2018............................................................                          3,500,000     3,853,815
Gainesville, Utilities System Revenue, Refunding
  5.20%, 10/1/2022..........................................................                          6,000,000     5,671,500
Hillsborough County, Capital Improvement Non-Ad Valorem, Refunding Revenue
  (County Center Project) 5.125%, 7/1/2022 (Insured; MBIA)..................                         17,050,000    16,011,825

DREYFUS MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                               FEBRUARY 28, 1997 (UNAUDITED)
                                                                                                      Principal
Long-Term Municipal Investments (continued)                                                            Amount          Value
                                                                                                       --------      --------
Florida (continued)
Orlando Utilities Commission, Water and Electric Revenue, Refunding
  6.75%, 10/1/2017..........................................................                   $     15,875,000  $ 18,616,454
Palm Beach County, Solid Waste IDR:
  (Okeelanta Power Limited Partnership Project) 6.70%, 2/15/2015............                         23,400,000    19,925,100
  (Osceola Power Limited Partnership) 6.95%, 1/1/2022.......................                         33,800,000    29,010,878
Polk County Industrial Development Authority, IDR
  (IMC Fertilizer) 7.525%, 1/1/2015.........................................                         15,200,000    16,392,744
Saint Johns River Water Management District, Land Acquisition Revenue,
Refunding
  5.125%, 7/1/2016 (Insured; FSA)...........................................                          6,000,000     5,668,860
Georgia-.5%
Georgia Housing and Finance Authority, Single Family Mortgage:
  7.125%, 12/1/2026.........................................................                          6,535,000     6,859,528
  6.55%, 12/1/2027..........................................................                          9,440,000     9,747,555
Idaho-.3%
Idaho Housing Agency, Multi-Family Housing Refunding
  6.70%, 7/1/2024...........................................................                         10,050,000    10,437,327
Illinois-7.7%
Chicago:
  Refunding 5.125%, 1/1/2016 (Insured; FGIC)................................                         13,250,000    12,463,347
  Revenue (Midway Airport) 5.50%, 1/1/2029 (Insured; MBIA)..................                         23,275,000    22,247,874
  Wastewater Transmission Revenue, Refunding
    5.125%, 1/1/2025 (Insured; FGIC)........................................                         23,600,000    21,730,644
Chicago O'Hare International Airport, Revenue:
  Refunding 5%, 1/1/2008 (Insured; MBIA)....................................                         12,475,000    12,366,093
  Special Facilities (United Airlines Inc. Project):
    8.50%, 5/1/2018.........................................................                          6,500,000     7,146,035
    8.85%, 5/1/2018.........................................................                         15,125,000    17,150,237
Illinois Development Finance Authority, Revenue:
  (Community Rehabilitation Providers Facilities) 8.75%, 3/1/2010...........                         18,720,000    20,208,053
  Pollution Control, Refunding (Central Illinois Public Service Co.)
    6.375%, 1/1/2028........................................................                         14,000,000    14,599,480
Illinois Educational Facilities Authority, Revenue
  (Illinois Institute of Technology)
  Refunding 6.875%, 12/1/2015...............................................                          7,250,000     8,013,207
Illinois Health Facilities Authority, Revenue:
  (Beverly Farm Foundation) 9.125%, 12/15/2015 (Prerefunded 12/15/2000) (b).                          3,730,000     4,417,775
  Refunding:
    (Evangelical Hospitals) 6.50%, 4/15/2009 (Insured; FSA).................                          5,000,000     5,581,400
    (Mercy Hospital and Medical Center) 7%, 1/1/2015........................                          7,500,000     7,891,425
  (Trinity Medical Center) 7%, 7/1/2012.....................................                          3,000,000     3,338,250

DREYFUS MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                             FEBRUARY 28, 1997 (UNAUDITED)
                                                                                                      Principal
Long-Term Municipal Investments (continued)                                                             Amount         Value
                                                                                                       --------      --------
Illinois (continued)
Illinois Housing Development Authority:
  Homeowner Mortgage Revenue:
    6.70%, 8/1/2025.........................................................                  $       4,815,000  $  4,995,033
    6.625%, 8/1/2026........................................................                         15,385,000    15,929,937
  Multi-Family Housing (Lawndale Redevelopment Project) 6.90%, 12/1/2026....                          8,750,000     9,182,512
  Multi-Family Program 6.75%, 9/1/2021......................................                          8,750,000     9,044,525
  Section 8 Elderly Housing Revenue (Morningside North Development)
    6.85%, 1/1/2021.........................................................                         11,220,000    11,674,859
Robbins (Resource Recovery Partners) 8.375%, 10/15/2016.....................                         37,000,000    38,656,120
Solid Waste Agency of Northern Cook County, Contract Revenue, Refunding
  5.50%, 5/1/2015 (Insured; MBIA)...........................................                          9,000,000     8,688,600
Indiana-6.4%
Allen County, COP, Refunding 6.50%, 11/1/2008...............................                          5,000,000     5,432,500
Brownsburg School Building Corp., First Mortgage
  6.10%, 2/1/2013 (Insured; FSA)............................................                          7,500,000     7,892,475
Carmel High School Building Corp., First Mortgage
  5.25%, 1/15/2018 (Insured; MBIA)..........................................                          5,525,000     5,258,916
Fort Wayne Hospital Authority, HR (Lutheran Hospital)
  8%, 2/15/2003 (Prerefunded 2/15/1998) (b).................................                          7,000,000     7,414,890
Hamilton Southeastern Consolidated School Building Corp., First Mortgage
  5.25%, 1/15/2017 (Insured; AMBAC).........................................                          5,000,000     4,782,750
Hammond Multi-School Building Corp., First Mortgage
  7.10%, 1/15/2015 (Prerefunded 7/15/2001) (b)..............................                          5,585,000     6,276,814
Indiana Health Facility Financing Authority, HR
  (Clarian Health Partners, Inc.) 6%, 2/15/2021.............................                         18,000,000    18,190,980
Indiana Transportation Finance Authority, Airport Facility LR:
  6.50%, 11/1/2007 (Prerefunded 11/1/2002) (b)..............................                          6,865,000     7,631,889
  6.50%, 11/1/2007..........................................................                          5,635,000     6,110,932
Indianapolis Airport Authority, Special Facility Revenue (United Airlines
Project)
  6.50%, 11/15/2031.........................................................                         31,510,000    32,312,560
Indianapolis Local Public Improvement Bond Bank:
  Refunding 5%, 1/1/2017....................................................                         14,575,000    13,692,046
  8.50%, 2/1/2018 (Prerefunded 2/1/1998) (b)................................                         73,000,000    77,543,520
IPS School Building Corp., First Mortgage 6.10%, 1/15/2020..................                         11,000,000    11,481,910
Logansport Multi-Purpose School Building Corp., First Mortgage Refunding
  6%, 1/1/2009..............................................................                          7,645,000     7,964,026
Iowa-.4%
Iowa Finance Authority, SFMR
  (Mortgage Backed Securities Program)
  6.65%, 7/1/2028...........................................................                         12,070,000    12,500,295

DREYFUS MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                         FEBRUARY 28, 1997 (UNAUDITED)
                                                                                                       Principal
Long-Term Municipal Investments (continued)                                                             Amount        Value
                                                                                                       --------      --------
Kansas-1.0%
Wichita, HR 6.464%, 10/1/2022 (Insured; MBIA)...............................                   $     31,300,000  $ 33,598,985
Kentucky-2.2%
City of Ashland, Sewage and Solid Waste Revenue
  (Ashland Inc. Project) 7.125%, 2/1/2022...................................                         13,170,000    14,268,115
Kenton County Airport Board, Airport Revenue:
  (Greater Cincinnati International Airport)
    8.25%, 3/1/2015.........................................................                         10,945,000    11,547,194
  Special Facilities (Delta Airlines Project):
    7.125%, 2/1/2021........................................................                          8,455,000     9,002,546
    6.125%, 2/1/2022........................................................                         10,000,000     9,831,400
Mount Sterling, LR (Kentucky League Cities Funding)
  6.10%, 3/1/2018...........................................................                          7,955,000     8,237,721
Pendleton County, Multi-County LR
  (Kentucky Associates Counties Leasing Trust Program) 6.50%, 3/1/2019......                         18,500,000    19,593,165
Louisiana-1.1%
Parish of Saint Charles, PCR (Louisiana Power and Lighting Co. Project)
  8.25%, 6/1/2014...........................................................                          7,500,000     8,174,475
Parish of West Feliciana, PCR:
  (Gulf States Utilities Co. Project) 9%, 5/1/2015..........................                         13,500,000    15,015,510
  (Gulf States Utilities-I) 7.70%, 12/1/2014................................                         14,000,000    15,275,400
Maine-1.0%
Maine Financial Authority, Solid Waste Revenue
  Recycling Facilities (Great Northern Paper, Inc. Project-Bowater Inc.
Obligor)
  7.75%, 10/1/2022..........................................................                          8,165,000     8,918,140
Maine Housing Authority, Mortgage Purchase
  6.875%, 11/15/2023........................................................                         14,000,000    14,644,000
Skowhegan, SWDR (S.D. Warren Co. Project) 8.40%, 10/1/2015..................                          7,700,000     8,640,709
Maryland-1.9%
Community Development Administration,
  Department of Housing and Community Development State of Maryland,
  Single Family Program Bonds:
    6.80%, 4/1/2024.........................................................                         33,520,000    34,599,344
    6.55%, 4/1/2026.........................................................                          9,190,000     9,490,605
    6.75%, 4/1/2026.........................................................                         19,990,000    20,870,959
Massachusetts-2.2%
Massachusetts Consolidated Loan:
  5%, 11/1/2011.............................................................                         17,360,000    16,789,203
  5.125%, 11/1/2013.........................................................                         11,820,000    11,444,479

DREYFUS MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                               FEBRUARY 28, 1997 (UNAUDITED)
                                                                                                      Principal
Long-Term Municipal Investments (continued)                                                             Amount         Value
                                                                                                       --------      --------
Massachusetts (continued)
Massachusetts Housing Finance Agency, Revenue:
  Housing:
    6.65%, 7/1/2019 (Insured; AMBAC)........................................                  $       7,275,000   $ 7,608,704
    6.50%, 7/1/2025 (Insured; AMBAC)........................................                          4,140,000     4,290,903
    6.60%, 1/1/2037 (Insured; AMBAC)........................................                          7,100,000     7,379,598
  Single Family Housing:
    7.125%, 6/1/2025........................................................                         12,975,000    13,784,510
    6.65%, 12/1/2027........................................................                          7,200,000     7,492,248
Massachusetts Industrial Finance Agency, Revenue
  Museum (Norman Rockwell Stockbridge) 8.125%, 7/1/2011.....................                          3,055,000     3,235,367
Michigan-3.4%
Charter County of Wayne, Special Airport Facilities Revenue, Refunding
  (Northwest Airlines, Inc., Facilities) 6.75%, 12/1/2015...................                          8,790,000     9,031,637
Detroit, Sewage Disposal System Revenue 5.25%, 7/1/2015 (Insured; MBIA).....                          8,700,000     8,435,433
East Grand Rapids Public School District 5%, 5/1/2020 (Insured; MBIA).......                          8,675,000     8,040,424
The Economic Development Corp. of the County of Gratiot,
  Limited Obligation EDR
  (Danly Die Set Project) 7.625%, 4/1/2007..................................                          3,200,000     3,376,800
Michigan Hospital Finance Authority, Revenue:
  Hospital, Refunding:
    (Genesys Health System Obligated Group):
      8.125%, 10/1/2021.....................................................                         15,000,000    17,145,450
      7.50%, 10/1/2027......................................................                         15,300,000    16,707,294
    (Henry Ford Health System)
      5.25%, 11/15/2025.....................................................                         10,000,000    9,360,100
  (Metropolitan Hospital) 8.125%, 7/1/2018 (Prerefunded 7/1/1999) (b).......                          5,000,000     5,572,950
Michigan Housing Development Authority, SFMR
  6.20%, 12/1/2027..........................................................                         25,240,000    25,404,565
Western Townships Utilities Authority, Sewer Disposal System
  (Limited Tax GO) 8.125%, 1/1/2009.........................................                          8,765,000     9,479,610
Minnesota-2.5%
Minneapolis, HR, Refunding (Lifespan Inc. Issue)
  9.125%, 12/1/2014 (Prerefunded 12/1/1997) (b).............................                          4,000,000     4,241,240
Minnesota:
  5%, 11/1/2014.............................................................                          8,275,000     7,968,825
  5%, 11/1/2015.............................................................                          8,275,000     7,911,479
  5%, 11/1/2016.............................................................                          8,275,000     7,852,230
Minnesota Housing Finance Agency, Single Family Mortgage:
  6.90%, 7/1/2022...........................................................                          7,095,000     7,428,394
  6.50%, 7/1/2024...........................................................                         15,870,000    16,332,928
  6.45%, 7/1/2025...........................................................                         30,210,000    30,958,302

DREYFUS MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                              FEBRUARY 28, 1997 (UNAUDITED)
                                                                                                      Principal
Long-Term Municipal Investments (continued)                                                             Amount         Value
                                                                                                       --------      --------
Missouri-.8%
Kansas City Municipal Assistance Corp., Leasehold Refunding Revenue
  (H. Roe Bartle Convention Center Project):
    5.125%, 4/15/2015 (Insured; MBIA).......................................                   $     11,055,000   $10,685,652
    5%, 4/15/2020 (Insured; MBIA)...........................................                          5,500,000     5,091,350
Missouri Higher Education Loan Authority, Student Loan Revenue
  6.75%, 2/15/2009..........................................................                         11,500,000    11,973,685
Nebraska-.6%
Omaha Public Power District, Electric Revenue 5.50%, 2/1/2014...............                         20,000,000    20,408,800
Nevada-.8%
Nevada Housing Division (Single Family Program)
  6.80%, 4/1/2027...........................................................                          9,960,000    10,334,795
Washoe County:
  Gas Facilities Revenue (Sierra Pacific Power Co. Project)
    6.70%, 11/1/2032 (Insured; MBIA)........................................                         10,000,000    10,849,200
  Gas and Water Facilities Revenue, Refunding (Sierra Pacific)
    6.30%, 12/1/2014 (Insured; AMBAC).......................................                          4,375,000     4,651,325
New Hampshire-3.8%
Business Finance Authority of the State of New Hampshire,
  State Guaranteed Airport Revenue (Manchester Airport Project):
    6.50%, 1/1/2019.........................................................                         12,600,000    13,198,374
    6.375%, 1/1/2022........................................................                          8,650,000     8,970,915
New Hampshire Housing Finance Authority:
  Multi-Family Housing:
    7.55%, 7/1/2013.........................................................                          4,205,000     4,671,965
    (Mariners Village Project)
      6.60%, 1/1/2038 (Insured; FHA)........................................                          7,365,000     7,567,906
  Single Family Mortgage:
    7.25%, 1/1/2016.........................................................                          3,375,000     3,604,568
    6.55%, 7/1/2026.........................................................                         22,190,000    22,960,659
  Single Family Residential Mortgage:
    7.10%, 1/1/2023.........................................................                         24,435,000    25,662,126
    7.75%, 7/1/2023.........................................................                         16,665,000    17,640,402
    6.85%, 1/1/2025.........................................................                         10,395,000    10,762,775
    6.95%, 1/1/2026.........................................................                         10,210,000    10,708,656
New Jersey-5.1%
Howell Township Municipal Utilities Authority, Revenue
  8.60%, 1/1/2014 (Prerefunded 7/1/1998) (b)................................                          4,000,000     4,318,640
New Jersey Economic Development Authority, PCR
  (Public Service Electric and Gas Co. Project)
  6.40%, 5/1/2032 (Insured; MBIA)...........................................                         32,040,000    34,295,296

DREYFUS MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                           FEBRUARY 28, 1997 (UNAUDITED)
                                                                                                      Principal
Long-Term Municipal Investments (continued)                                                             Amount         Value
                                                                                                       --------      --------
New Jersey (continued)
New Jersey Educational Facilities Authority, Revenue:
  (Trenton State College Issue):
    5.10%, 7/1/2021 (Insured; MBIA).........................................                   $     11,000,000  $ 10,349,570
    5.125%, 7/1/2024 (Insured; MBIA)........................................                         16,500,000    15,529,140
New Jersey Housing and Mortgage Finance Agency, Revenue:
  6%, 11/1/2002.............................................................                          5,000,000     5,191,500
  6.45%, 11/1/2007..........................................................                         15,260,000    16,117,154
New Jersey Transportation Trust Fund Authority
  (Transportation System):
    5.25%, 6/15/2014........................................................                         20,000,000    19,586,800
    5%, 6/15/2017...........................................................                         41,000,000    38,437,090
    Refunding 5.25%, 6/15/2014 (Insured; MBIA)..............................                         13,500,000    13,250,790
New Jersey Wastewater Treatment Trust, Insured Loan Revenue
  9%, 9/1/2007 (Prerefunded 9/1/1997) (b)...................................                          6,000,000     6,282,180
Pollution Control Financing Authority of Salem County, PCR, Refunding
  (Public Service Electric and Gas Co. Project)
  6.25%, 6/1/2031 (Insured; MBIA)...........................................                          6,500,000     6,861,400
New Mexico-1.0%
Albuquerque, HR, Refunding (Presbyterian Health Care Services)
  6.375%, 8/1/2007 (Insured; MBIA)..........................................                          4,500,000     4,898,745
Farmington, PCR, Refunding (Public Service Co. San Juan)
  5.70%, 12/1/2016 (Insured; AMBAC).........................................                          9,390,000     9,425,025
New Mexico Educational Assistance Foundation, Student Loan Revenue 7.45%, 3/1/2010                   12,045,000    12,799,860
New Mexico Mortgage Financing Authority
  6.80%, 1/1/2026...........................................................                          5,500,000     5,926,910
New York-13.9%
Metropolitan Transportation Authority, Dedicated Tax Fund
  5.25%, 4/1/2026 (Insured; MBIA)...........................................                         12,375,000    11,747,464
New York City:
  7.50%, 2/1/2003...........................................................                          9,000,000    10,018,530
  8.25%, 6/1/2006...........................................................                          2,750,000     3,294,362
  7.25%, 8/15/2007..........................................................                         13,790,000    15,617,451
  6.25%, 8/1/2008...........................................................                         10,000,000    10,508,100
  6.375%, 8/15/2011.........................................................                         31,285,000    32,456,936
  5.75%, 2/1/2014...........................................................                         25,055,000    24,393,548
  5.75%, 2/1/2015...........................................................                         18,145,000    17,505,389
  5.75%, 2/1/2017...........................................................                         20,000,000    19,164,600
  5.875%, 3/15/2018.........................................................                         20,000,000    19,366,400
  5.875%, 2/15/2019.........................................................                         23,715,000    22,948,057
  6%, 2/1/2022..............................................................                         12,750,000    12,530,955
  5.875%, 8/1/2024..........................................................                         15,210,000    14,667,916
  6.125%, 8/1/2025..........................................................                         22,625,000    22,503,051
  6%, 10/15/2026............................................................                          4,915,000     4,817,880

DREYFUS MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                       FEBRUARY 28, 1997 (UNAUDITED)
                                                                                                      Principal
Long-Term Municipal Investments (continued)                                                             Amount        Value
                                                                                                       --------      --------
New York (continued)
New York City Municipal Water Finance Authority, Water and Sewer System Revenue:
  5.50%, 6/15/2023..........................................................                   $     10,000,000  $  9,551,400
  5.50%, 6/15/2024..........................................................                         27,000,000    25,805,250
New York State Dormitory Authority, Revenue:
  (City University) 7.50%, 7/1/2010.........................................                         10,000,000    11,608,700
  (Department of Health) 5.50%, 7/1/2025....................................                         27,000,000    25,431,030
  (State University Educational Facilities) 5.40%, 5/15/2023................                         10,000,000     9,205,200
New York State Energy, Research and Development Authority,
  Electric Facilities Revenue
  (Con Edison Co. Project) 7.50%, 1/1/2026..................................                         15,000,000    16,070,550
New York State Housing Finance Agency, Revenue, Refunding (Housing Project
Mortgage)
  6.125%, 11/1/2020 (Insured; FSA)..........................................                         12,000,000    12,306,360
New York State Local Government Assistance Corp., Refunding
  5.25%, 4/1/2016 (Insured; AMBAC)..........................................                         10,000,000     9,769,800
New York State Mortgage Agency, Revenue (Homeowner Mortgage)
  6.65%, 10/1/2025..........................................................                         22,200,000    23,261,382
New York State Thruway Authority, Service Contract Revenue (Local Highway and
Bridge)
  5.75%, 4/1/2016...........................................................                         15,000,000    14,836,500
New York State Urban Development Corp., Revenue:
  (Correctional Capital Facilities):
    5.375% 1/1/2025 (Insured; AMBAC)........................................                         32,550,000    31,189,084
    5.70%, 1/1/2027.........................................................                         22,860,000    21,987,434
  (Sports Facility Assistance Program)
    5.50%, 4/1/2019 (Insured; MBIA).........................................                         10,745,000    10,522,471
North Carolina-1.1%
Charlotte, Water and Sewer 5.60% 5/1/2021...................................                          9,625,000     9,797,384
North Carolina Housing Finance Agency, Single Family Revenue
  6.50%, 9/1/2026...........................................................                          6,080,000     6,223,549
Pitt County, Revenue (Pitt County Memorial Hospital)
  6.90%, 12/1/2021 (Prerefunded 12/1/2001) (b)..............................                         12,000,000    13,472,160
Winston Salem, COP 6.90%, 6/1/2011 (Prerefunded 6/1/2001) (b)...............                          5,245,000     5,836,898
North Dakota-.2%
North Dakota Housing Finance Agency
  (Housing Mortgage Finance Program) 6.75%, 7/1/2025........................                          6,045,000     6,273,078
Ohio-.2%
Cuyahoga County, HR (Meridia Health System) 7%, 8/15/2023...................                          7,000,000     7,550,620
Oklahoma-.9%
Claremore Industrial and Redevelopment Authority, EDR
  (Yuba Project) 8.375%, 7/1/2011...........................................                         7,500,000      7,977,300
Southern Oklahoma Memorial Hospital Authority, HR 6.60%, 12/1/2012..........                         5,725,000      6,001,747

DREYFUS MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                         FEBRUARY 28, 1997 (UNAUDITED)
                                                                                                      Principal
Long-Term Municipal Investments (continued)                                                             Amount         Value
                                                                                                       --------      --------
Oklahoma (continued)
Tulsa Municipal Airport Trust, Revenue
  (AMR Corp.) 7.60%, 12/1/2030..............................................                   $     14,390,000  $ 15,577,031
Pennsylvania-2.2%
Allegheny County Hospital Development Authority, Revenue (Health
Center-University of
  Pittsburgh Medical Center System) 5.375%, 12/1/2025 (Insured; MBIA).......                         11,280,000    10,634,558
Delaware County Industrial Development Authority, Water Facilities Revenue
  (Philadelphia Suburban Water) 6.35%, 8/15/2025 (Insured; FGIC)............                         10,000,000    10,640,500
Pennsylvania Economic Development Financing Authority,
  Exempt Facilities Revenue (MacMillan Ltd. Partnership Project)
  7.60%, 12/1/2020..........................................................                          4,500,000     5,031,090
Pennsylvania Higher Educational Facilities Authority,
  Health Services Revenue, Refunding (Allegheny Delaware Valley Obligation):
    5.40%, 11/15/2007 (Insured; MBIA).......................................                          5,000,000     5,155,550
    5.60%, 11/15/2009 (Insured; MBIA).......................................                          9,475,000     9,768,346
Pittsburgh, Refunding 5.125%, 3/1/2009 (Insured; FGIC)......................                         13,655,000    13,555,865
Quakertown General Authority, Revenue (Community Mental Health/Retardation)
  8.875%, 11/1/2010.........................................................                          6,255,000     6,649,691
Ridley Park Hospital Authority, Revenue (Taylor Hospital)
  8.625%, 12/1/2020 (Prerefunded 12/1/2000) (b).............................                         10,000,000    11,618,700
Rhode Island-1.5%
Rhode Island Health and Educational Building Corp., Revenue
  (Johnson and Wales University) 8.375%, 4/1/2020 (Prerefunded 4/1/2000) (b)                         11,000,000    12,451,890
Rhode Island Housing and Mortgage Finance Corp.
  (Homeownership Opportunity):
    6.95%, 4/1/2022.........................................................                          9,250,000     9,692,798
    6.60%, 10/1/2025........................................................                         10,270,000    10,605,110
    6.50%, 4/1/2027.........................................................                         11,835,000    12,249,107
    6.85%, 4/1/2027.........................................................                          5,485,000     5,765,009
South Carolina-1.7%
Piedmont Municipal Power Agency, Electric Revenue, Refunding
  6.60%, 1/1/2021...........................................................                         24,650,000    24,792,230
Richland County, Solid Waste Disposal Facilities Revenue
  (Union Camp Corp. Project) 7.125%, 9/1/2021...............................                          6,250,000     6,721,750
South Carolina Housing Finance and Development Authority,
  Mortgage Revenue:
    6.55%, 7/1/2015.........................................................                          3,950,000     4,100,298
    6.75%, 7/1/2026.........................................................                          7,000,000     7,269,150
    6.70%, 7/1/2027.........................................................                          8,000,000     8,284,000
Spartanburg County, Hospital Facilities Improvement Revenue, Refunding
  (Mary Black Memorial Project) 8.25%, 10/1/2008 (Prerefunded 10/1/1998) (b)                          5,000,000     5,422,200

DREYFUS MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                         FEBRUARY 28, 1997 (UNAUDITED)
                                                                                                      Principal
Long-Term Municipal Investments (continued)                                                             Amount         Value
                                                                                                       --------      --------
Tennessee-1.0%
Tennessee Housing Development Agency, Mortgage Finance
  6.55%, 7/1/2026...........................................................                   $     31,735,000  $ 32,815,259
Texas-5.3%
Alliance Airport Authority Inc., Special Facilities Revenue:
  (American Airlines Inc. Project)
    7%, 12/1/2011...........................................................                         12,330,000    13,706,891
  (Federal Express Corp. Project)
    6.375%, 4/1/2021........................................................                         53,415,000    53,956,628
Angelina and Neches River Authority, SWDR (Champion International Corp.
Project)
  7.375%, 5/1/2015..........................................................                          5,570,000     6,008,192
Gulf Coast Waste Disposal Authority, Revenue:
  (Champion International Corp.)
    7.375%, 10/1/2025.......................................................                         12,000,000    12,931,920
  Solid Waste Disposal (Occidental Petroleum Corp. Project) 7%, 11/1/2020...                          7,725,000     8,109,937
Harris County Hospital District, Mortgage Revenue, Refunding
  7.40%, 2/15/2010 (Insured; AMBAC).........................................                          5,000,000     5,995,300
Houston, Water and Sewer System Revenue, Refunding, Junior Lien
  5.25%, 12/1/2025 (Insured; FGIC)..........................................                         11,680,000    10,994,968
Houston Hotel Occupancy Tax, Revenue 7%, 7/1/2009 (Insured; FGIC)
  (Prerefunded 7/1/2001) (b)................................................                         12,225,000    13,490,654
Rio Grande Valley Health Facilities Development Corp., HR, Refunding
  (Valley Baptist Medical Center Project) 6.40%, 8/1/2016...................                         11,200,000    11,972,464
Texas, GO (Veterans Housing Assistance Fund):
  7%, 12/1/2025.............................................................                          9,580,000     10,119,258
  Refunding 6.45%, 12/1/2020................................................                         15,210,000    15,548,423
Texas College Student Loan 5%, 8/1/2021.....................................                          8,000,000     7,174,080
Texas Public Property Finance Corp., Revenue
  (Mental Health and Retardation Project):
    8.625%, 11/1/2000.......................................................                          1,425,000     1,543,418
    8.75%, 11/1/2010........................................................                          4,745,000     5,173,901
Utah-1.9%
Carbon County, SWDR, Refunding (Sunnyside Cogeneration) 9.25%, 7/1/2018 (c).                         20,000,000    14,058,000
Intermountain Power Agency, Power Supply Revenue, Refunding:
  6.15%, 7/1/2014 (Insured; MBIA)...........................................                         15,000,000    15,866,550
  5%, 7/1/2021 (Insured; MBIA)..............................................                          6,300,000     5,780,943
Utah Housing Finance Agency, Single Family Mortgage:
  6.55%, 1/1/2022...........................................................                          5,340,000     5,507,302
  6.40%, 1/1/2027...........................................................                          6,650,000     6,847,040
  6.65%, 7/1/2027...........................................................                          9,880,000    10,245,165
  7%, 7/1/2027..............................................................                          3,840,000     4,052,160
Vermont-.3%
Vermont Housing Finance Agency, Single Family Housing 6.875%, 5/1/2025......                         10,500,000    10,913,910

DREYFUS MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                       FEBRUARY 28, 1997 (UNAUDITED)
                                                                                                      Principal
Long-Term Municipal Investments (continued)                                                             Amount         Value
                                                                                                       --------      --------
Virginia-2.8%
Chesapeake Bay Bridge and Tunnel Commission, General Resolution, Revenue,
  Refunding 5%, 7/1/2022 (Insured; MBIA)....................................                   $     12,035,000  $ 11,009,618
Giles County Industrial Development Authority,
  Solid Waste Disposal Facility Revenue (Hoechst Celanese Corp. Project)
  6.625%, 12/1/2022.........................................................                          8,715,000     9,181,427
Henrico County Industrial Development Authority, Revenue
  (Maryview Hospital Project) 7.50%, 9/1/2011 (Prerefunded 8/1/2000) (b)....                          5,180,000     5,792,898
Industrial Development Authority of the City of Fredericksburg,
  Hospital Facilities Revenue, Refunding (Medicorp Health System Obligation)
  5.25%, 6/15/2023 (Insured; AMBAC).........................................                         16,850,000    15,810,860
Virginia Housing Development Authority, Commonwealth Mortgage:
  6.70%, 1/1/2022...........................................................                          6,950,000     7,202,424
  6.40%, 7/1/2022 (Insured; MBIA)...........................................                         24,000,000    24,677,520
  6.85%, 1/1/2027...........................................................                          8,000,000     8,285,520
Virginia Public School Authority, School Financing
  5.125%, 8/1/2017..........................................................                         13,000,000    12,306,580
Washington-.5%
Public Utility District No. 1 of Chelan County,
  Chelan Hydro Consolidated System Revenue 6.55%, 7/1/2023..................                         10,000,000    10,399,000
Washington Public Power Supply, Revenue, Refunding (Nuclear Project No. 1)
  5.75%, 7/1/2011 (Insured; MBIA)...........................................                          7,500,000     7,662,375
West Virgina-.2%
Braxton County, Solid Waste Disposal Revenue (Weyerhaeuser Co. Project)
  6.50%, 4/1/2025...........................................................                          8,000,000     8,455,280
Wisconsin-.6%
Madison, IDR (Madison Gas and Electric Co. Project)
  6.75%, 4/1/2027...........................................................                         10,000,000    10,610,800
Wisconsin Health and Educational Facilities Authority, Revenue, Refunding
  (Waukesha Memorial Hospital, Inc.)
  5.50%, 8/15/2015 (Insured; AMBAC).........................................                          8,545,000     8,360,684
Wyoming-1.3%
Sweetwater County:
  PCR, Refunding (Idaho Power Co. Project) 6.05%, 7/15/2026.................                         17,000,000    17,228,990
  SWDR (FMC Corp. Project) 6.90% 9/1/2024...................................                         16,225,000    17,319,863
Uinta County Hospital Facility, Revenue, Refunding
  (IHC Hospitals Inc.) 7.25%, 2/15/2019 (Prerefunded 2/15/1999) (b).........                          7,350,000     7,932,561
U.S. Related-.3%
Puerto Rico Aqueduct and Sewer Authority, Revenue, Refunding 5%, 7/1/2019...                         10,000,000    9,080,000
                                                                                                                     --------
TOTAL LONG-TERM MUNICIPAL INVESTMENTS
  (cost $3,210,108,711).....................................................                                   $3,322,534,744
                                                                                                                     ========

DREYFUS MUNICIPAL BOND FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)                                                         FEBRUARY 28, 1997 (UNAUDITED)
                                                                                                       Principal
Short-Term Municipal Investments-.1%                                                                    Amount        Value
                                                                                                       --------      --------
Florida
Florida Board of Education, Capital Outlay 3.58% (a,d)
  (cost $3,000,000).........................................................                  $       3,000,000   $ 3,000,000
                                                                                                                     ========
TOTAL INVESTMENTS-100.0%
  (cost $3,213,108,711).....................................................                                   $3,325,534,744
                                                                                                                     ========

Summary of Abbreviations
AMBAC         American Municipal Bond Assurance Corporation      HR      Hospital Revenue
COP           Certificate of Participation                       IDR     Industrial Development Revenue
EDR           Economic Development Revenue                       LR      Lease Revenue
FGIC          Financial Guaranty Insurance Company               MBIA    Municipal Bond Investors Assurance
FHA           Federal Housing Administration                                  Insurance Corporation
FSA           Financial Security Assurance                       PCR     Pollution Control Revenue
GO            General Obligation                                 SFMR    Single Family Mortgage Revenue
                                                                 SWDR    Solid Waste Disposal Revenue

Summary of Combined Ratings
Fitch (e)              or          Moody's             or         Standard & Poor's          Percentage of Value
--------                           --------                       ------------------         --------------------
AAA                                Aaa                            AAA                               32.0%
AA                                 Aa                             AA                                24.9
A                                  A                              A                                 21.2
BBB                                Baa                            BBB                               15.2
BB                                 Ba                             BB                                  .5
Not Rated (f)                      Not Rated (f)                  Not Rated (f)                      6.2
                                                                                                   ----
                                                                                                   100.0%
                                                                                                   ====

Notes to Statement of Investments:
    (a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 1997, these securities amounted to $18,601,050 or .5% of net assets.
    (b) Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
    (c)  Non-accrual status.
    (d) Inverse Floater Security-the interest rate is subject to change periodically.
    (e) Fitch currently provides creditworthiness information for a limited number of investments.
    (f) Securities which, while not rated by Fitch, Moody's and Standard & Poor's have been determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.




SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS MUNICIPAL BOND FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES                                                      FEBRUARY 28, 1997 (UNAUDITED)
                                                                                                     Cost               Value
                                                                                                  ---------           ---------
ASSETS:                          Investments in securities-See Statement of Investments      $3,213,108,711      $3,325,534,744
                                 Cash.......................................                                         17,941,304
                                 Interest receivable........................                                         51,514,677
                                 Receivable for investment securities sold..                                         25,175,619
                                 Receivable for shares of Common Stock subscribed                                        10,000
                                 Prepaid expenses...........................                                             85,395
                                                                                                                      ---------

                                                                                                                  3,420,261,739
                                                                                                                      ---------
LIABILITIES:                     Due to The Dreyfus Corporation and affiliates                                        1,887,753
                                 Payable for shares of Common Stock redeemed                                             71,705
                                 Accrued expenses...........................                                            206,501
                                                                                                                      ---------

                                                                                                                      2,165,959
                                                                                                                      ---------
NET ASSETS..................................................................                                     $3,418,095,780
                                                                                                                      =========
REPRESENTED BY:                  Paid-in capital............................                                     $3,299,979,675
                                 Accumulated net realized gain (loss) on investments                                  5,690,072
                                 Accumulated net unrealized appreciation (depreciation)
                                 ....................        on investments-Note 4(b)                               112,426,033
                                                                                                                      ---------
NET ASSETS..................................................................                                     $3,418,095,780
                                                                                                                      =========
SHARES OUTSTANDING
(600 MILLION SHARES OF $.01 PAR VALUE COMMON STOCK AUTHORIZED)..............                                        274,983,819
NET ASSET VALUE, offering and redemption price per share....................                                             $12.43
                                                                                                                      =========







SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS MUNICIPAL BOND FUND, INC.
STATEMENT OF OPERATIONS                                                         SIX MONTHS ENDED FEBRUARY 28, 1997 (UNAUDITED)
INVESTMENT INCOME
INCOME                           Interest Income............................                                       $109,413,896
EXPENSES:                        Management fee-Note 3(a)...................                    $10,550,484
                                 Shareholder servicing costs-Note 3(b)......                      1,789,321
                                 Custodian fees.............................                         92,417
                                 Professional fees..........................                         68,760
                                 Registration fees..........................                         55,948
                                 Directors' fees and expenses-Note 3(c).....                         40,814
                                 Prospectus and shareholders' reports.......                         38,434
                                 Miscellaneous..............................                         14,109
                                                                                                    -------
                                     Total Expenses.........................                                         12,650,287
                                                                                                                        -------
INVESTMENT INCOME-NET.......................................................                                         96,763,609
                                                                                                                        -------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS-Note 4:
                                 Net realized gain (loss) on investments....                    $12,110,277
                                 Net realized gain (loss) on financial futures                   (4,898,615)
                                                                                                    -------
                                     Net Realized Gain (Loss)...............                                         7,211,662
                                 Net unrealized appreciation (depreciation) on investments                           56,754,435

                                                                                                                        -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS......................                                         63,966,097
                                                                                                                        -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................                                       $160,729,706
                                                                                                                        =======







SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS MUNICIPAL BOND FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
                                                                                     Six Months Ended
                                                                                    February 28, 1997               Year Ended
                                                                                       (Unaudited)                August 31, 1996
                                                                                         ----------                   ---------
OPERATIONS:
  Investment income-net.................................................          $      96,763,609            $    209,578,223
  Net realized gain (loss) on investments...............................                  7,211,662                  45,170,613
  Net unrealized appreciation (depreciation) on investments.............                 56,754,435                 (86,386,337)
                                                                                          ---------                   ---------
    Net Increase (Decrease) in Net Assets Resulting from Operations.....                160,729,706                 168,362,499
                                                                                          ---------                   ---------
DIVIDENDS TO SHAREHOLDERS FROM:
  Investment income-net.................................................                (97,297,570)               (209,044,262)
  Net realized gain on investments......................................                 (2,336,419)                     ---
                                                                                          ---------                   ---------
    Total Dividends.....................................................                (99,633,989)               (209,044,262)
                                                                                          ---------                   ---------
CAPITAL STOCK TRANSACTIONS:
  Net proceeds from shares sold.........................................              4,212,985,650               6,426,888,270
  Dividends reinvested..................................................                 61,711,677                 128,954,048
  Cost of shares redeemed...............................................             (4,489,983,252)             (6,879,608,434)
                                                                                          ---------                   ---------
    Increase (Decrease) in Net Assets from Capital Stock Transactions...               (215,285,925)               (323,766,116)
                                                                                          ---------                   ---------
      Total Increase (Decrease) in Net Assets...........................               (154,190,208)               (364,447,879)
NET ASSETS:
  Beginning of Period...................................................              3,572,285,988               3,936,733,867
                                                                                          ---------                   ---------
  End of Period.........................................................            $ 3,418,095,780                $3,572,285,9
88
                                                                                          =========                   =========
UNDISTRIBUTED INVESTMENT INCOME-NET.....................................                    ---                     $   533,961
                                                                                          ---------                   ---------

                                                                                           Shares                      Shares
                                                                                          ---------                   ---------
CAPITAL SHARE TRANSACTIONS:
  Shares sold...........................................................                339,831,163                 519,000,847
  Shares issued for dividends reinvested................................                  4,957,130                  10,376,060
  Shares redeemed.......................................................               (361,784,291)               (554,619,976)
                                                                                          ---------                   ---------
    Net Increase (Decrease) in Shares Outstanding.......................                (16,995,998)                (25,243,069)
                                                                                          =========                   =========






SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS MUNICIPAL BOND FUND, INC.
FINANCIAL HIGHLIGHTS
    Contained below is per share operating performance data for a share of Common Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                     Six Months Ended
                                                    February 28, 1997                Year Ended August 31,
                                                                        -----------------------------------------------------
PER SHARE DATA:                                        (Unaudited)       1996        1995        1994        1993        1992
                                                        ----------       ----        ----        ----        ----        ----
    Net asset value, beginning of period..                $12.23       $12.41      $12.39      $13.68      $13.17      $12.68
                                                            ----         ----        ----        ----        ----        ----
    Investment Operations:
    Investment income-net.................                   .34          .69         .72         .75         .79         .84
    Net realized and unrealized gain (loss)
      on investments......................                   .21         (.18)        .09        (.96)        .79         .49
                                                            ----         ----        ----        ----        ----        ----
    Total from Investment Operations......                   .55          .51         .81        (.21)       1.58        1.33
                                                            ----         ----        ----        ----        ----        ----
    Distributions:
    Dividends from investment income-net..                  (.34)        (.69)       (.72)       (.75)       (.79)       (.84)
    Dividends from net realized gain
      on investments......................                  (.01)          .-        (.07)       (.33)       (.28)         .-
                                                            ----         ----        ----        ----        ----        ----
    Total Distributions...................                  (.35)        (.69)       (.79)      (1.08)      (1.07)       (.84)
                                                            ----         ----        ----        ----        ----        ----
    Net asset value, end of period........                $12.43       $12.23      $12.41      $12.39      $13.68      $13.17
                                                            ====         ====        ====        ====        ====        ====
TOTAL INVESTMENT RETURN...................                  9.01%(1)     4.16%       6.93%      (1.63%)     12.62%      10.82%
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets                  .71%(1)      .71%        .70%        .68%        .69%        .68%
    Ratio of net investment income
      to average net assets...............                  5.42%(1)     5.57%       5.94%       5.80%       5.96%       6.49%
    Portfolio Turnover Rate...............                 43.49%(2)    64.48%      51.55%      36.25%      45.37%      67.86%
    Net Assets, end of period (000's Omitted)         $3,418,096   $3,572,286  $3,936,734  $4,008,477  $4,724,389  $4,272,679
    (1)  Annualized.
    (2)  Not annualized.





SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS MUNICIPAL BOND FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES:
    Dreyfus Municipal Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company. The Fund's investment objective is to provide investors with as high a level of current income exempt from Federal income tax as is consistent with the preservation of capital. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. Premier Mutual Fund Services, Inc. is the distributor of the Fund's shares, which are sold to the public without a sales charge.
    The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
    (A) PORTFOLIO VALUATION: The Fund's investments (excluding financial futures on municipal and U.S. treasury securities) are valued each business day by an independent pricing service ("Service") approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Financial futures on municipal and U.S. treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Investments not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available.
    (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date.
    (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the Fund not to distribute such gain.
    (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.
NOTE 2-BANK LINE OF CREDIT:
    The Fund participates with other Dreyfus-managed funds in a $600 million redemption credit facility ("Facility") to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the Fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the Fund at rates
DREYFUS MUNICIPAL BOND FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED) based on prevailing market rates in effect at the time of borrowings. For the period ended February 28, 1997, the Fund did not borrow under the Facility.
NOTE 3-MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
    (A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .60 of 1% of the value of the Fund's average daily net assets and is payable monthly. However, pursuant to the court approved settlement of previously disclosed litigation, commencing October 15, 1988, the Manager has agreed to make payments to the Fund for ten years, ranging from $0 to $1 million per year depending on average daily net assets of the Fund. The management fee during the period ended February 28, 1997 was reduced by $162,500 pursuant to the settlement of litigation.
    The Agreement provides that if in any full fiscal year the aggregate expenses of the Fund, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, exceed 11\2% of the value of the Fund's average daily net assets, the Fund may deduct from the payment to be made to the Manager, or the Manager will bear, the amount of such excess expense. No expense reimbursement was required for the period ended February 28, 1997.
    (B) Under the Shareholder Services Plan, the Fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended February 28, 1997, the Fund was charged an aggregate of $980,000 pursuant to the Shareholder Services Plan.
    The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. Such compensation amounted to $546,494 during the period ended February 28, 1997.
    (C) Each director who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $4,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation and the Director Emeritus receives 50% of such compensation.
NOTE 4-SECURITIES TRANSACTIONS:
    (A) The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended February 28, 1997 amounted to $1,505,454,213 and $1,557,338,575, respectively.
    The Fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The Fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the Fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Typicallly, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents, up to approximately 10% of the contract amount. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. At February 28, 1997, there were no financial futures contracts outstanding.

DREYFUS MUNICIPAL BOND FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
    (B) At February 28, 1997, accumulated net unrealized appreciation on investments was $112,426,033, consisting of $128,470,537 gross unrealized appreciation and $16,044,504 gross unrealized depreciation.
    At February 28, 1997, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).


[Dreyfus lion "d" logo]
Registration Mark
DREYFUS MUNICIPAL
BOND FUND, INC.
200 Park Avenue
New York, NY 10166
MANAGER
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166
CUSTODIAN
The Bank of New York
90 Washington Street
New York, NY 10286
TRANSFER AGENT &
DIVIDEND DISBURSING AGENT
Dreyfus Transfer, Inc.
P.O. Box 9671
Providence, RI 02940









Printed in U.S.A.                            054SA972
[Dreyfus logo]
Registration Mark
Municipal
Bond Fund, Inc.
Semi-Annual
Report
February 28, 1997